Short-term Borrowings	12 Months Ended
Dec. 31, 2017
Disclosure of Short term Borrowings [Abstract]
Disclosure of other current liabilities [text block]
19.	Short-term Borrowings

	December 31,
	2017	2016
	(in thousands)
Unsecured borrowings	$3,424,376	526,723
Unused credit facility	$35,866,924	33,877,442
Interest rate	3.62%~4.35%	4.35%~4.39%